First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Aerospace & Defense – 4.6%
7,502	General Dynamics Corp.	$1,637,987
4,240	Huntington Ingalls Industries, Inc.	855,038
2,236	Lockheed Martin Corp.	1,038,510
9,306	Raytheon Technologies Corp.	929,670
		4,461,205
	Beverages – 6.2%
38,482	Coca-Cola (The) Co.	2,468,620
48,641	Keurig Dr. Pepper, Inc.	1,590,561
10,622	PepsiCo, Inc.	2,027,634
		6,086,815
	Biotechnology – 4.0%
7,501	AbbVie, Inc.	1,133,551
6,688	Amgen, Inc.	1,603,381
15,396	Incyte Corp. (a)	1,145,617
		3,882,549
	Capital Markets – 2.6%
8,540	Cboe Global Markets, Inc.	1,193,038
7,400	CME Group, Inc.	1,374,698
		2,567,736
	Chemicals – 1.0%
7,554	FMC Corp.	933,523
	Commercial Services & Supplies – 3.4%
11,429	Republic Services, Inc.	1,652,862
10,267	Waste Management, Inc.	1,704,835
		3,357,697
	Communications Equipment – 2.3%
47,590	Cisco Systems, Inc.	2,248,627
	Consumer Staples Distribution & Retail – 1.0%
5,781	Sysco Corp.	443,634
3,521	Walmart, Inc.	531,565
		975,199
	Containers & Packaging – 0.8%
69,080	Amcor PLC	757,808
	Distributors – 1.3%
7,587	Genuine Parts Co.	1,276,968
	Diversified Telecommunication Services – 1.3%
31,686	Verizon Communications, Inc.	1,230,367
	Electric Utilities – 3.7%
13,650	Duke Energy Corp.	1,349,712
36,695	PPL Corp.	1,053,880
Shares	Description	Value

	Electric Utilities (Continued)
15,702	Southern (The) Co.	$1,154,882
		3,558,474
	Electrical Equipment – 1.0%
7,049	AMETEK, Inc.	972,269
	Entertainment – 2.0%
24,790	Activision Blizzard, Inc.	1,926,431
	Financial Services – 2.8%
4,772	Berkshire Hathaway, Inc., Class B (a)	1,567,841
5,024	Visa, Inc., Class A	1,169,235
		2,737,076
	Food Products – 10.0%
12,445	Campbell Soup Co.	675,764
27,094	Conagra Brands, Inc.	1,028,488
7,276	General Mills, Inc.	644,872
5,556	Hershey (The) Co.	1,517,121
28,854	Hormel Foods Corp.	1,166,856
8,994	J.M. Smucker (The) Co.	1,388,764
11,704	Kellogg Co.	816,588
9,816	Kraft Heinz (The) Co.	385,474
23,538	Mondelez International, Inc., Class A	1,805,835
5,405	Tyson Foods, Inc., Class A	337,758
		9,767,520
	Health Care Equipment & Supplies – 5.0%
5,799	Becton Dickinson and Co.	1,532,733
32,292	Boston Scientific Corp. (a)	1,683,059
11,988	Zimmer Biomet Holdings, Inc.	1,659,619
		4,875,411
	Health Care Providers & Services – 2.4%
3,430	McKesson Corp.	1,249,343
8,087	Quest Diagnostics, Inc.	1,122,557
		2,371,900
	Hotels, Restaurants & Leisure – 6.5%
10,781	Darden Restaurants, Inc.	1,637,957
8,046	McDonald’s Corp.	2,379,605
16,230	Yum! Brands, Inc.	2,281,613
		6,299,175
	Household Products – 4.6%
8,987	Church & Dwight Co., Inc.	872,817
10,703	Kimberly-Clark Corp.	1,550,758
13,412	Procter & Gamble (The) Co.	2,097,369
		4,520,944

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates – 0.9%
4,618	Honeywell International, Inc.	$922,861
	Insurance – 8.2%
19,843	Aflac, Inc.	1,386,034
3,299	Aon PLC, Class A	1,072,769
5,300	Chubb Ltd.	1,068,268
23,288	Loews Corp.	1,340,690
6,012	Marsh & McLennan Cos., Inc.	1,083,302
6,113	Travelers (The) Cos., Inc.	1,107,309
4,064	Willis Towers Watson PLC	941,222
		7,999,594
	IT Services – 2.2%
17,338	International Business Machines Corp.	2,191,697
	Machinery – 2.1%
12,052	Otis Worldwide Corp.	1,028,036
3,752	Snap-on, Inc.	973,306
		2,001,342
	Multi-Utilities – 1.5%
14,804	Consolidated Edison, Inc.	1,457,750
	Oil, Gas & Consumable Fuels – 0.8%
42,713	Kinder Morgan, Inc.	732,528
	Pharmaceuticals – 5.8%
27,811	Bristol-Myers Squibb Co.	1,856,940
13,990	Johnson & Johnson	2,290,163
12,825	Merck & Co., Inc.	1,480,903
		5,628,006
	Professional Services – 1.1%
11,165	Leidos Holdings, Inc.	1,041,248
	Software – 2.3%
4,973	Roper Technologies, Inc.	2,261,621
	Specialty Retail – 3.2%
352	AutoZone, Inc. (a)	937,485
1,405	O’Reilly Automotive, Inc. (a)	1,288,821
11,004	TJX (The) Cos., Inc.	867,335
		3,093,641
	Tobacco – 1.8%
18,842	Altria Group, Inc.	895,184
8,730	Philip Morris International, Inc.	872,738
		1,767,922
	Wireless Telecommunication Services – 0.8%
5,345	T-Mobile US, Inc. (a)	769,145
	Total Common Stocks	94,675,049
	(Cost $90,438,694)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 2.5%
	Retail REITs – 1.4%
22,045	Realty Income Corp.	$1,385,308
	Specialized REITs – 1.1%
32,472	VICI Properties, Inc.	1,102,100
	Total Real Estate Investment Trusts	2,487,408
	(Cost $2,529,943)
	Total Investments – 99.7%	97,162,457
	(Cost $92,968,637)
	Net Other Assets and Liabilities – 0.3%	253,775
	Net Assets – 100.0%	$97,416,232

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 94,675,049	$ 94,675,049	$ —	$ —
Real Estate Investment Trusts*	2,487,408	2,487,408	—	—
Total Investments	$ 97,162,457	$ 97,162,457	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Australia – 6.4%
3,331	ASX Ltd. (b)	$151,592
28,714	Brambles Ltd. (b)	272,003
33,135	Coles Group Ltd. (b)	400,277
2,303	Commonwealth Bank of Australia (b)	152,404
1,064	CSL Ltd. (b)	212,413
30,050	Endeavour Group Ltd. (b)	135,441
10,683	National Australia Bank Ltd. (b)	205,660
107,811	Telstra Group Ltd. (b)	312,783
9,728	Washington H Soul Pattinson & Co., Ltd. (b)	203,641
4,425	Wesfarmers Ltd. (b)	153,076
13,397	Westpac Banking Corp. (b)	200,542
10,035	Woolworths Group Ltd. (b)	258,871
		2,658,703
	Belgium – 0.9%
3,453	Anheuser-Busch InBev S.A./N.V. (b)	224,512
1,707	Groupe Bruxelles Lambert S.A. (b)	153,206
		377,718
	Bermuda – 1.3%
63,106	CK Infrastructure Holdings Ltd. (b)	359,287
3,600	Jardine Matheson Holdings Ltd. (b)	174,030
		533,317
	Cayman Islands – 1.3%
42,175	CK Asset Holdings Ltd. (b)	249,386
45,475	CK Hutchison Holdings Ltd. (b)	304,020
		553,406
	Denmark – 1.1%
1,228	Carlsberg A.S., Class B (b)	203,230
9,904	Tryg A.S. (b)	234,061
		437,291
	France – 7.4%
943	Air Liquide S.A. (b)	169,636
32,848	Bollore SE (b)	221,900
6,367	Bouygues S.A. (b)	233,155
8,563	Bureau Veritas S.A. (b)	246,915
6,782	Danone S.A. (b)	448,857
3,991	Edenred (b)	259,310
1,624	Eiffage S.A. (b)	193,295
10,923	Getlink SE (b)	204,143
3,843	La Francaise des Jeux SAEM (b) (c) (d)	164,257
35,055	Orange S.A. (b)	456,273
550	Pernod Ricard S.A. (b)	127,022
1,562	Sanofi (b)	168,334
Shares	Description	Value

	France (Continued)
1,486	Vinci S.A. (b)	$183,805
		3,076,902
	Germany – 5.4%
700	Allianz SE (b)	175,775
2,557	Beiersdorf AG (b)	357,032
989	Deutsche Boerse AG (b)	188,611
17,497	Deutsche Telekom AG (b)	421,884
12,891	E.ON SE (b)	170,519
915	Hannover Rueck SE (b)	195,498
4,810	Henkel AG & Co., KGaA (b)	355,720
543	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	204,074
1,191	SAP SE (b)	161,162
		2,230,275
	Hong Kong – 7.0%
74,000	BOC Hong Kong Holdings Ltd. (b)	233,597
51,938	CLP Holdings, Ltd. (b)	386,716
15,396	Hang Seng Bank Ltd. (b)	228,213
418,145	Hong Kong & China Gas Co., Ltd. (b)	371,284
144,580	MTR Corp., Ltd. (b)	722,397
99,459	Power Assets Holdings Ltd. (b)	568,339
16,039	Sun Hung Kai Properties Ltd. (b)	223,316
68,400	Swire Properties Ltd. (b)	183,841
		2,917,703
	Ireland – 0.3%
1,268	Kerry Group PLC, Class A (b)	133,552
	Israel – 1.8%
84,020	Bezeq Israeli Telecommunication Corp., Ltd. (b)	114,387
1,627	Check Point Software Technologies Ltd. (e)	207,215
9,724	Tower Semiconductor Ltd. (b) (e)	428,749
		750,351
	Italy – 1.2%
5,778	Assicurazioni Generali S.p.A. (b)	120,345
31,580	Snam S.p.A. (b)	175,511
21,505	Terna-Rete Elettrica Nazionale S.p.A. (b)	186,142
		481,998
	Japan – 23.5%
8,100	Aeon Co., Ltd. (b)	165,094
3,300	Aisin Corp. (b)	96,860
6,300	ANA Holdings, Inc. (b) (e)	137,422
16,800	Asahi Kasei Corp. (b)	118,661
7,000	Astellas Pharma, Inc. (b)	105,452

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
6,000	Bandai Namco Holdings, Inc. (b)	$136,293
3,200	Bridgestone Corp. (b)	128,507
4,600	Canon, Inc. (b)	109,560
1,700	Central Japan Railway Co. (b)	210,458
800	Daito Trust Construction Co., Ltd. (b)	75,822
7,800	Daiwa House Industry Co., Ltd. (b)	198,810
29,800	Daiwa Securities Group, Inc. (b)	138,412
3,600	East Japan Railway Co. (b)	205,998
27,500	ENEOS Holdings, Inc. (b)	97,832
7,100	Hankyu Hanshin Holdings, Inc. (b)	221,671
3,100	Honda Motor Co., Ltd. (b)	82,221
31,100	Hulic Co., Ltd. (b)	267,773
10,500	Japan Post Holdings Co., Ltd. (b)	86,435
8,100	Japan Tobacco, Inc. (b)	174,287
2,000	Kao Corp. (b)	80,817
8,100	KDDI Corp. (b)	252,867
3,100	Keio Corp. (b)	115,134
2,400	Keisei Electric Railway Co., Ltd. (b)	84,693
3,000	Kintetsu Group Holdings Co., Ltd. (b)	101,272
16,000	Kirin Holdings Co., Ltd. (b)	259,925
3,000	Kyocera Corp. (b)	157,463
17,500	McDonald’s Holdings Co., Japan Ltd. (b)	729,054
8,500	MEIJI Holdings Co., Ltd. (b)	205,103
9,900	Mitsubishi Electric Corp. (b)	122,749
10,200	Mitsubishi Estate Co., Ltd. (b)	125,708
15,700	Mitsubishi HC Capital, Inc. (b)	81,495
4,500	Mitsui Fudosan Co., Ltd. (b)	89,379
2,300	NEC Corp. (b)	88,447
6,200	NGK Insulators Ltd. (b)	77,821
1,500	NIPPON EXPRESS HOLDINGS, Inc. (b)	88,023
7,600	Nippon Telegraph & Telephone Corp. (b)	231,906
13,300	Nisshin Seifun Group, Inc. (b)	161,215
1,900	Nissin Foods Holdings Co., Ltd. (b)	183,183
24,500	Nomura Holdings, Inc. (b)	87,830
4,100	Nomura Real Estate Holdings, Inc. (b)	102,168
18,600	Obayashi Corp. (b)	155,064
700	Obic Co., Ltd. (b)	107,853
8,400	Odayku Electric Railway Co., Ltd. (b)	117,334
22,300	Oji Holdings Corp. (b)	87,632
4,100	Otsuka Holdings Co., Ltd. (b)	139,485
6,500	SCSK Corp. (b)	98,136
2,800	Secom Co., Ltd. (b)	179,295
8,300	Sekisui Chemical Co., Ltd. (b)	118,129
Shares	Description	Value

	Japan (Continued)
9,900	Sekisui House Ltd. (b)	$203,531
35,000	Shimizu Corp. (b)	213,745
2,700	Shionogi & Co., Ltd. (b)	120,864
42,400	SoftBank Corp. (b)	477,374
28,000	Sumitomo Chemical Co., Ltd. (b)	94,618
6,600	Sumitomo Electric Industries Ltd. (b)	84,231
6,800	Takeda Pharmaceutical Co., Ltd. (b)	225,482
8,600	Tobu Railway Co., Ltd. (b)	219,522
4,400	Toho Co., Ltd. (b)	174,797
15,600	Tokyu Corp. (b)	220,210
7,800	Tosoh Corp. (b)	104,210
9,300	Toyota Motor Corp. (b)	127,689
3,200	West Japan Railway Co. (b)	138,694
1,900	Yakult Honsha Co., Ltd. (b)	142,907
		9,734,622
	Netherlands – 5.4%
16,934	Davide Campari-Milano N.V. (b)	218,237
1,858	Heineken Holding N.V. (b)	178,333
2,104	Heineken N.V. (b)	241,592
8,442	JDE Peet’s N.V. (b)	256,786
6,887	Koninklijke Ahold Delhaize N.V. (b)	236,807
159,217	Koninklijke KPN N.V. (b)	580,646
7,459	QIAGEN N.V. (b) (e)	333,572
1,550	Wolters Kluwer N.V. (b)	205,365
		2,251,338
	New Zealand – 1.3%
38,138	Auckland International Airport Ltd. (b) (e)	208,819
94,955	Spark New Zealand Ltd. (b)	307,669
		516,488
	Norway – 0.9%
26,788	Orkla ASA (b)	192,546
15,198	Telenor ASA (b)	189,643
		382,189
	Singapore – 14.6%
56,300	City Developments Ltd. (b)	294,522
27,500	DBS Group Holdings Ltd. (b)	679,524
7,500	Jardine Cycle & Carriage Ltd. (b)	191,016
46,000	Keppel Corp., Ltd. (b)	213,596
79,900	Oversea-Chinese Banking Corp., Ltd. (b)	755,925
178,000	Singapore Airlines Ltd. (b)	782,895
86,200	Singapore Exchange Ltd. (b)	620,349
173,900	Singapore Technologies Engineering Ltd. (b)	473,413
181,400	Singapore Telecommunications Ltd. (b)	347,626

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Singapore (Continued)
23,500	United Overseas Bank Ltd. (b)	$499,092
79,900	UOL Group Ltd. (b)	416,828
35,100	Venture Corp., Ltd. (b)	448,429
118,700	Wilmar International Ltd. (b)	350,606
		6,073,821
	Spain – 2.8%
6,050	ACS Actividades de Construccion y Servicios S.A. (b)	208,013
8,795	Enagas S.A. (b)	176,082
27,243	Iberdrola S.A. (b)	353,018
9,784	Red Electrica Corp. S.A. (b)	177,886
54,463	Telefonica S.A. (b)	247,381
		1,162,380
	Sweden – 1.0%
4,493	Essity AB, Class B (b)	136,162
13,223	Tele2 AB, Class B (b)	140,510
45,382	Telia Co., AB (b)	126,351
		403,023
	Switzerland – 7.2%
1,307	Baloise Holding AG (b)	218,783
1,904	Banque Cantonale Vaudoise (b)	200,348
3,723	Nestle S.A. (b)	477,622
3,682	Novartis AG (b)	376,646
1,005	Roche Holding AG (b)	314,706
655	Roche Holding AG (b)	221,653
3,008	Swiss Prime Site AG (b)	272,283
757	Swisscom AG (b)	519,719
753	Zurich Insurance Group AG (b)	365,169
		2,966,929
	United Kingdom – 6.8%
5,099	Bunzl PLC (b)	202,976
4,811	Coca-Cola Europacific Partners PLC	310,165
11,400	Compass Group PLC (b)	300,743
9,230	GSK PLC (b)	166,446
1,649	Intertek Group PLC (b)	86,266
1,641	London Stock Exchange Group PLC (b)	172,294
14,226	National Grid PLC (b)	203,971
4,478	Reckitt Benckiser Group PLC (b)	361,867
6,222	RELX PLC (b)	207,309
7,437	Smiths Group PLC (b)	157,253
49,558	Tesco PLC (b)	175,210
8,712	Unilever PLC (b)	485,103
		2,829,603
	Total Common Stocks	40,471,609
	(Cost $39,379,431)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 1.1%
	Singapore – 1.1%
140,800	CapitaLand Ascendas REIT (b)	$302,991
101,600	CapitaLand Integrated Commercial Trust (b)	155,137
	Total Real Estate Investment Trusts	458,128
	(Cost $458,676)
	Total Investments – 98.7%	40,929,737
	(Cost $39,838,107)
	Net Other Assets and Liabilities – 1.3%	550,945
	Net Assets – 100.0%	$41,480,682

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $40,412,357 or 97.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	23.8%
Euro	23.7
Singapore Dollar	16.0
Hong Kong Dollar	9.4
Swiss Franc	7.2
Australian Dollar	6.5
British Pound Sterling	6.1
United States Dollar	1.7
Israeli Shekel	1.3
New Zealand Dollar	1.3
Danish Krone	1.1
Swedish Krona	1.0
Norwegian Krone	0.9
Total	100.0%

Sector Allocation	% of Total Investments
Industrials	19.7%
Consumer Staples	18.7
Financials	16.2
Communication Services	12.5
Utilities	7.7
Real Estate	7.2
Health Care	5.8
Consumer Discretionary	5.7
Information Technology	4.4
Materials	1.4
Energy	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 750,351	$ 207,215	$ 543,136	$ —
United Kingdom	2,829,603	310,165	2,519,438	—
Other Country Categories*	36,891,655	—	36,891,655	—
Real Estate Investment Trusts*	458,128	—	458,128	—
Total Investments	$ 40,929,737	$ 517,380	$ 40,412,357	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 85.0%
	Aerospace & Defense – 1.6%
638	Curtiss-Wright Corp.	$108,352
1,108	Moog, Inc., Class A	99,842
908	Woodward, Inc.	87,186
		295,380
	Automobile Components – 0.6%
4,079	Gentex Corp.	112,540
	Banks – 10.4%
4,283	Associated Banc-Corp.	76,366
1,859	Bank OZK	66,403
1,594	Banner Corp.	79,573
2,605	Cathay General Bancorp	83,021
2,020	Commerce Bancshares, Inc.	112,817
1,640	Community Bank System, Inc.	81,934
690	Cullen/Frost Bankers, Inc.	76,073
2,354	First Financial Bankshares, Inc.	68,878
8,505	FNB Corp.	97,637
6,264	Fulton Financial Corp.	74,730
1,874	Glacier Bancorp, Inc.	62,273
1,780	Independent Bank Corp.	99,680
2,323	International Bancshares Corp.	99,122
9,605	Northwest Bancshares, Inc.	112,282
6,753	Old National Bancorp	90,558
1,829	Prosperity Bancshares, Inc.	114,532
1,211	ServisFirst Bancshares, Inc.	61,156
4,251	Simmons First National Corp., Class A	71,034
1,088	UMB Financial Corp.	69,208
2,779	United Bankshares, Inc.	92,068
2,751	United Community Banks, Inc.	68,500
8,071	Valley National Bancorp	75,706
2,728	Washington Federal, Inc.	76,493
		1,910,044
	Biotechnology – 0.5%
407	United Therapeutics Corp. (a)	93,663
	Building Products – 0.8%
336	Carlisle Cos., Inc.	72,526
278	Lennox International, Inc.	78,371
		150,897
	Capital Markets – 3.1%
494	Affiliated Managers Group, Inc.	71,324
575	Evercore, Inc., Class A	65,590
2,684	Federated Hermes, Inc.	111,091
2,228	Janus Henderson Group PLC	57,817
2,175	Jefferies Financial Group, Inc.	69,665
1,953	SEI Investments Co.	115,051
1,134	Stifel Financial Corp.	68,006
		558,544
	Chemicals – 2.1%
1,093	Ashland, Inc.	111,060
Shares	Description	Value

	Chemicals (Continued)
700	Balchem Corp.	$91,980
1,002	Innospec, Inc.	101,833
1,073	RPM International, Inc.	88,018
		392,891
	Commercial Services & Supplies – 2.9%
2,126	ABM Industries, Inc.	90,525
573	Clean Harbors, Inc. (a)	83,177
797	MSA Safety, Inc.	103,411
1,798	Stericycle, Inc. (a)	82,079
496	Tetra Tech, Inc.	68,631
623	UniFirst Corp.	101,972
		529,795
	Construction & Engineering – 1.8%
1,378	AECOM	114,443
652	EMCOR Group, Inc.	111,492
3,749	MDU Resources Group, Inc.	109,546
		335,481
	Construction Materials – 0.4%
490	Eagle Materials, Inc.	72,623
	Consumer Finance – 0.6%
2,898	PRA Group, Inc. (a)	105,110
	Consumer Staples Distribution & Retail – 1.9%
507	Casey’s General Stores, Inc.	116,012
2,384	Grocery Outlet Holding Corp. (a)	70,995
1,654	Performance Food Group Co. (a)	103,689
1,747	Sprouts Farmers Market, Inc. (a)	60,551
		351,247
	Containers & Packaging – 1.8%
941	AptarGroup, Inc.	111,518
2,138	Silgan Holdings, Inc.	105,318
1,787	Sonoco Products Co.	108,328
		325,164
	Diversified Consumer Services – 1.6%
872	Grand Canyon Education, Inc. (a)	103,506
2,170	H&R Block, Inc.	73,585
1,576	Service Corp. International	110,620
		287,711
	Diversified Telecommunication Services – 0.6%
1,624	Cogent Communications Holdings, Inc.	112,121

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities – 3.6%
1,726	ALLETE, Inc.	$107,668
2,874	Hawaiian Electric Industries, Inc.	112,690
1,012	IDACORP, Inc.	112,453
2,926	OGE Energy Corp.	109,842
2,307	PNM Resources, Inc.	111,036
2,228	Portland General Electric Co.	112,781
		666,470
	Electrical Equipment – 1.0%
379	Hubbell, Inc.	102,072
1,833	nVent Electric PLC	76,858
		178,930
	Electronic Equipment, Instruments & Components – 3.8%
738	Arrow Electronics, Inc. (a)	84,449
2,541	Avnet, Inc.	104,842
793	Insight Enterprises, Inc. (a)	95,914
1,069	Jabil, Inc.	83,542
280	Littelfuse, Inc.	67,827
974	OSI Systems, Inc. (a)	110,023
858	Plexus Corp. (a)	75,049
916	TD SYNNEX Corp.	81,561
		703,207
	Financial Services – 1.5%
2,184	Essent Group Ltd.	92,755
7,845	MGIC Investment Corp.	116,655
1,481	Mr Cooper Group, Inc. (a)	68,570
		277,980
	Food Products – 3.9%
1,081	Cal-Maine Foods, Inc.	51,348
4,135	Flowers Foods, Inc.	113,754
4,207	Hostess Brands, Inc. (a)	108,372
1,105	Ingredion, Inc.	117,318
687	J&J Snack Foods Corp.	105,248
518	Lancaster Colony Corp.	108,324
1,251	Post Holdings, Inc. (a)	113,203
		717,567
	Gas Utilities – 3.2%
804	Chesapeake Utilities Corp.	99,294
1,951	National Fuel Gas Co.	109,061
2,031	New Jersey Resources Corp.	104,881
934	ONE Gas, Inc.	71,871
1,587	Spire, Inc.	107,488
2,532	UGI Corp.	85,784
		578,379
	Ground Transportation – 1.5%
1,288	Knight-Swift Transportation Holdings, Inc.	72,540
614	Landstar System, Inc.	108,083
Shares	Description	Value

	Ground Transportation (Continued)
2,019	Werner Enterprises, Inc.	$91,198
		271,821
	Health Care Equipment & Supplies – 1.7%
1,267	Enovis Corp. (a)	73,803
2,081	Envista Holdings Corp. (a)	80,098
1,092	Globus Medical, Inc., Class A (a)	63,489
1,536	Integra LifeSciences Holdings Corp. (a)	84,971
		302,361
	Health Care Providers & Services – 2.6%
1,156	Acadia Healthcare Co., Inc. (a)	83,567
202	Chemed Corp.	111,353
1,380	Encompass Health Corp.	88,527
1,061	Ensign Group (The), Inc.	103,012
3,429	Patterson Cos., Inc.	92,960
		479,419
	Health Care Technology – 0.3%
4,999	Veradigm, Inc. (a)	62,437
	Hotels, Restaurants & Leisure – 3.7%
750	Choice Hotels International, Inc.	95,640
425	Churchill Downs, Inc.	124,325
571	Cracker Barrel Old Country Store, Inc.	60,617
825	Papa John’s International, Inc.	61,702
1,004	Texas Roadhouse, Inc.	111,063
5,145	Wendy’s (The) Co.	113,705
1,520	Wyndham Hotels & Resorts, Inc.	103,694
		670,746
	Household Products – 0.5%
2,452	Energizer Holdings, Inc.	81,970
	Insurance – 4.3%
890	American Financial Group, Inc.	109,230
1,279	First American Financial Corp.	73,683
862	Hanover Insurance Group (The), Inc.	103,061
4,475	Old Republic International Corp.	113,083
630	Reinsurance Group of America, Inc.	89,662
306	RenaissanceRe Holdings Ltd.	65,915
842	RLI Corp.	117,080
1,160	Selective Insurance Group, Inc.	111,743
		783,457
	Interactive Media & Services – 0.4%
914	Ziff Davis, Inc. (a)	66,850

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products – 0.4%
3,682	Mattel, Inc. (a)	$66,276
	Machinery – 4.8%
509	AGCO Corp.	63,085
1,797	Donaldson Co., Inc.	114,199
2,104	Flowserve Corp.	70,253
1,603	Graco, Inc.	127,102
877	ITT, Inc.	74,054
700	Lincoln Electric Holdings, Inc.	117,460
476	Middleby (The) Corp. (a)	67,059
943	Oshkosh Corp.	72,158
890	Timken (The) Co.	68,397
1,084	Toro (The) Co.	113,018
		886,785
	Media – 0.4%
1,866	New York Times (The) Co., Class A	74,173
	Metals & Mining – 0.9%
355	Reliance Steel & Aluminum Co.	87,969
513	Royal Gold, Inc.	67,942
		155,911
	Multi-Utilities – 1.8%
2,550	Avista Corp.	112,379
1,705	Black Hills Corp.	111,319
1,869	NorthWestern Corp.	109,561
		333,259
	Oil, Gas & Consumable Fuels – 0.6%
2,090	DT Midstream, Inc.	102,974
	Pharmaceuticals – 1.5%
742	Jazz Pharmaceuticals PLC (a)	104,229
1,529	Pacira BioSciences, Inc. (a)	69,279
1,767	Prestige Consumer Healthcare, Inc. (a)	108,723
		282,231
	Professional Services – 5.1%
799	ASGN, Inc. (a)	57,200
371	CACI International, Inc., Class A (a)	116,242
2,059	CSG Systems International, Inc.	108,468
969	Exponent, Inc.	89,196
327	FTI Consulting, Inc. (a)	59,024
2,502	Genpact Ltd.	111,464
1,860	KBR, Inc.	105,518
1,231	ManpowerGroup, Inc.	93,199
980	Maximus, Inc.	81,977
1,039	Science Applications International Corp.	106,009
		928,297
Shares	Description	Value

	Real Estate Management & Development – 0.3%
444	Jones Lang LaSalle, Inc. (a)	$61,734
	Semiconductors & Semiconductor Equipment – 0.3%
647	Cirrus Logic, Inc. (a)	55,506
	Software – 1.0%
1,329	CommVault Systems, Inc. (a)	77,441
2,064	Progress Software Corp.	113,272
		190,713
	Specialty Retail – 0.5%
324	Murphy USA, Inc.	89,174
	Textiles, Apparel & Luxury Goods – 0.8%
987	Carter’s, Inc.	68,863
985	Columbia Sportswear Co.	82,287
		151,150
	Trading Companies & Distributors – 1.7%
1,009	GATX Corp.	114,935
1,305	MSC Industrial Direct Co., Inc., Class A	118,403
215	Watsco, Inc.	74,472
		307,810
	Water Utilities – 2.2%
1,056	American States Water Co.	93,720
1,659	California Water Service Group	93,037
2,516	Essential Utilities, Inc.	107,433
1,345	SJW Group	102,112
		396,302
	Total Common Stocks	15,557,100
	(Cost $15,240,145)
REAL ESTATE INVESTMENT TRUSTS – 14.6%
	Diversified REITs – 0.6%
4,580	Essential Properties Realty Trust, Inc.	113,355
	Health Care REITs – 2.4%
5,038	CareTrust REIT, Inc.	98,191
4,192	Healthcare Realty Trust, Inc.	82,918
3,108	Omega Healthcare Investors, Inc.	83,170
7,662	Physicians Realty Trust	110,486
5,619	Sabra Health Care REIT, Inc.	64,056
		438,821
	Industrial REITs – 1.5%
522	EastGroup Properties, Inc.	86,944
2,111	First Industrial Realty Trust, Inc.	110,764

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Industrial REITs (Continued)
1,397	Rexford Industrial Realty, Inc.	$77,911
		275,619
	Mortgage Real Estate Investment Trusts – 0.6%
11,437	ARMOUR Residential REIT, Inc.	58,329
4,993	PennyMac Mortgage Investment Trust	62,063
		120,392
	Office REITs – 3.0%
4,500	Corporate Office Properties Trust	103,005
3,170	Cousins Properties, Inc.	69,138
4,578	Douglas Emmett, Inc.	58,965
7,770	Easterly Government Properties, Inc.	109,324
2,938	Highwoods Properties, Inc.	67,339
5,411	JBG SMITH Properties	77,215
1,973	Kilroy Realty Corp.	57,690
		542,676
	Residential REITs – 1.6%
2,980	Apartment Income REIT Corp.	110,201
6,186	Elme Communities	106,585
4,345	Independence Realty Trust, Inc.	72,344
		289,130
	Retail REITs – 3.0%
1,685	Agree Realty Corp.	114,563
3,281	Getty Realty Corp.	109,356
2,612	National Retail Properties, Inc.	113,622
7,170	Retail Opportunity Investments Corp.	93,425
2,920	Spirit Realty Capital, Inc.	112,303
		543,269
	Specialized REITs – 1.9%
4,261	Four Corners Property Trust, Inc.	108,698
857	Lamar Advertising Co., Class A	90,568
1,597	National Storage Affiliates Trust	61,564
2,895	Rayonier, Inc.	90,787
		351,617
	Total Real Estate Investment Trusts	2,674,879
	(Cost $3,023,636)
	Total Investments – 99.6%	18,231,979
	(Cost $18,263,781)
	Net Other Assets and Liabilities – 0.4%	78,061
	Net Assets – 100.0%	$18,310,040

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,557,100	$ 15,557,100	$ —	$ —
Real Estate Investment Trusts*	2,674,879	2,674,879	—	—
Total Investments	$ 18,231,979	$ 18,231,979	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.